SIGNIFICANT ACCOUNTING POLICIES - Economic Scenario Weightings (Details) $ in Millions, $ in Millions	Dec. 31, 2022 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Foreign Subsidiaries | Minimum | Stage Three
SIGNIFICANT ACCOUNTING POLICIES
Loans payable in default	$ 15,000	$ 5
Optimistic | Colombia
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	15.00%	15.00%	20.00%
Optimistic | Colombia | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	8.11%	8.11%	10.40%
Optimistic | Colombia | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	2.01%	2.01%	5.70%
Optimistic | Colombia | Cutoff 2024
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.68%	3.68%	5.30%
Optimistic | Panama
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	15.00%	15.00%	15.00%
Optimistic | Panama | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	8.84%	8.84%	18.00%
Optimistic | Panama | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	5.62%	5.62%	7.50%
Optimistic | Panama | Cutoff 2024
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	5.70%	5.70%	5.50%
Optimistic | El Salvador
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	15.00%	15.00%	16.00%
Optimistic | El Salvador | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.78%	3.78%	11.00%
Optimistic | El Salvador | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.52%	3.52%	4.30%
Optimistic | El Salvador | Cutoff 2024
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.94%	3.94%	2.60%
Optimistic | Guatemala
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	15.00%	15.00%	15.00%
Optimistic | Guatemala | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	4.35%	4.35%	7.10%
Optimistic | Guatemala | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	4.19%	4.19%	5.20%
Optimistic | Guatemala | Cutoff 2024
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	4.59%	4.59%	4.00%
Base | Colombia
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	45.00%	45.00%	50.00%
Base | Colombia | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	7.76%	7.76%	10.00%
Base | Colombia | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	0.93%	0.93%	4.00%
Base | Colombia | Cutoff 2024
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	2.50%	2.50%	3.40%
Base | Panama
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	55.00%	55.00%	60.00%
Base | Panama | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	8.19%	8.19%	16.00%
Base | Panama | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.96%	3.96%	6.50%
Base | Panama | Cutoff 2024
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.71%	3.71%	4.50%
Base | El Salvador
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	55.00%	55.00%	66.00%
Base | El Salvador | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	2.62%	2.62%	9.50%
Base | El Salvador | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	1.65%	1.65%	3.70%
Base | El Salvador | Cutoff 2024
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	1.96%	1.96%	2.30%
Base | Guatemala
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	55.00%	55.00%	55.00%
Base | Guatemala | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.40%	3.40%	5.70%
Base | Guatemala | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	2.72%	2.72%	4.30%
Base | Guatemala | Cutoff 2024
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.00%	3.00%	3.40%
Pessimistic | Colombia
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	40.00%	40.00%	30.00%
Pessimistic | Colombia | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	6.98%	6.98%	9.60%
Pessimistic | Colombia | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	(0.78%)	(0.78%)	2.40%
Pessimistic | Colombia | Cutoff 2024
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	0.36%	0.36%	1.50%
Pessimistic | Panama
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	30.00%	30.00%	25.00%
Pessimistic | Panama | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	7.53%	7.53%	13.50%
Pessimistic | Panama | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	2.31%	2.31%	4.50%
Pessimistic | Panama | Cutoff 2024
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	1.73%	1.73%	3.50%
Pessimistic | El Salvador
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	30.00%	30.00%	18.00%
Pessimistic | El Salvador | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	1.47%	1.47%	7.50%
Pessimistic | El Salvador | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	(0.23%)	(0.23%)	2.80%
Pessimistic | El Salvador | Cutoff 2024
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	(0.03%)	(0.03%)	1.80%
Pessimistic | Guatemala
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	30.00%	30.00%	30.00%
Pessimistic | Guatemala | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	2.45%	2.45%	4.40%
Pessimistic | Guatemala | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	1.25%	1.25%	3.00%
Pessimistic | Guatemala | Cutoff 2024
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	1.40%	1.40%	2.30%